Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	106,608.6
Total Transaction Valuation	771,966,702
Total Offset Amount	0
Net Fee	$ 106,608.6
Offset Table N/A	N/A